Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of losses on claims, net, operating expenses and other expenses
Losses on claims, net, operating expenses and other expenses for the years ended December 31 were comprised as follows:

	2018			2017
	Insurance and reinsurance companies(1)	Non-insurance companies(2)	Total	Insurance and reinsurance companies(1)	Non-insurance companies(2)	Total
Losses and loss adjustment expenses	7,545.9	—	7,545.9	6,880.0	—	6,880.0
Other reporting segment cost of sales	—	2,653.2	2,653.2	—	1,821.4	1,821.4
Wages and salaries	1,241.2	688.5	1,929.7	1,072.0	495.2	1,567.2
Employee benefits	309.5	103.3	412.8	242.1	76.9	319.0
Depreciation, amortization and impairment charges	181.2	168.3	349.5	136.5	144.0	280.5
Operating lease costs	93.5	159.6	253.1	79.3	136.9	216.2
Premium taxes	210.9	—	210.9	152.7	—	152.7
Information technology costs	155.9	24.5	180.4	122.2	16.2	138.4
Audit, legal and tax professional fees	136.4	40.2	176.6	155.7	27.2	182.9
Other reporting segment marketing costs	—	102.7	102.7	—	65.4	65.4
Share-based payments to directors and employees	78.4	11.2	89.6	58.4	5.4	63.8
Restructuring costs	25.9	9.5	35.4	30.6	3.1	33.7
Loss on repurchase of long term debt (note 15)(2)	—	58.9	58.9	—	28.6	28.6
Administrative expense and other	289.3	209.5	498.8	266.9	204.3	471.2
	10,268.1	4,229.4	14,497.5	9,196.4	3,024.6	12,221.0

(1)	Total expense of the insurance and reinsurance companies is comprised of losses on claims, net and operating expenses as presented in the consolidated statement of earnings.

(2)
Other expenses as presented in the consolidated statement of earnings is comprised of cost of sales and operating expenses of the non-insurance companies, and loss on repurchase of long term debt of the holding company.